Shareholder Report, Line Graph (Details) 74200008100_Franklin North Carolina Tax-Free Income Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 11,392	$ 11,011	$ 10,450	$ 11,246	$ 11,318	$ 11,249	$ 10,438	$ 10,093	$ 10,129	$ 10,000	$ 11,899
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,112	$ 11,764	$ 11,159	$ 11,759	$ 11,837	$ 11,713	$ 10,700	$ 10,276	$ 10,025	$ 10,000	$ 12,713